ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2026
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Accounts receivable - third-party	$1,691,561	$1,395,639
Less: allowance for credit losses	(19,998)	(93,450)
Total accounts receivable - third-party customers, net	1,671,563	1,302,189
Add: accounts receivable - related party	-	12,135
Total accounts receivable, net	$1,671,563	$1,314,324

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for credit losses movement is as follows:

	As of	As of
	June 30, 2026	June 30, 2025
Beginning balance	$93,450	$348,678
Reversal of allowance for credit loss	(41,786)	(258,432)
Write off	(34,538)	-
Foreign currency translation adjustments	2,872	3,204
Ending balance	$19,998	$93,450